FINANCIAL INSTRUMENTS - Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Liabilities at beginning of period	$ (68,829)
Liabilities at end of period	(51,494)	$ (68,829)
Other payables (short term)	(9,238)	(8,920)
Liability for share options	(7,164)	(17,220)
Level 3 of fair value hierarchy
Financial instruments
Liabilities at beginning of period	(18,308)	0
Issuance of Share Options		7,778
Profit (loss)	7,503	(10,146)
Other comprehensive income (loss)	1,740	(703)
Exercise of Share Options into shares	1,015	319
Liabilities at end of period	(8,050)	(18,308)
Put + Call option	245	(67)
Other payables (short term)	(1,131)	(1,021)
Liability for share options	(7,164)	(17,220)
Level 3 of fair value hierarchy | Liability for share options
Financial instruments
Liabilities at beginning of period	(17,220)	0
Issuance of Share Options		7,178
Profit (loss)	7,423	(9,700)
Other comprehensive income (loss)	1,618	(661)
Exercise of Share Options into shares	1,015	319
Liabilities at end of period	(7,164)	(17,220)
Liability for share options	(7,164)	(17,220)
Level 3 of fair value hierarchy | Liability for underwriter
Financial instruments
Liabilities at beginning of period	(1,021)	0
Issuance of Share Options		416
Profit (loss)	(240)	(566)
Other comprehensive income (loss)	130	(39)
Liabilities at end of period	(1,131)	(1,021)
Other payables (short term)	(1,131)	(1,021)
Level 3 of fair value hierarchy | Put option to non-controlling interests
Financial instruments
Liabilities at beginning of period	(67)	0
Issuance of Share Options		184
Profit (loss)	320	120
Other comprehensive income (loss)	(8)	(3)
Liabilities at end of period	(245)	(67)
Put + Call option	$ 245	$ (67)